Note 17 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

17. Commitments and Contingencies

Litigation

We are involved in litigation from time to time in the ordinary course of business. In the opinion of management, the outcome of such proceedings will not materially affect our financial position, results of operations or cash flows.

17. Commitments and Contingencies

Westinghouse License

On May 17, 2010, we entered into an exclusive worldwide agreement that permits us to manufacture, distribute and market our solar panels under the Westinghouse name. On August 23, 2013, the license agreement with Westinghouse, Inc. was terminated.

Operating Leases

Our principal executive offices and warehouse premises are located at 2071 Ringwood Ave., Unit C, San Jose, CA 95128. On or around May 1, 2015, our corporate headquarters is relocating to 48900 Milmont Drive, Fremont, CA 94538. Commencing March 1, 2014, the monthly rent for our warehouse has been $10,500. The monthly rent during 2013 and in January and February 2014 was $7,800. We consolidated our executive offices with our warehouse premises effective January 1, 2014. Our warehouse lease agreement expired on February 28, 2015 and we are on a month-to-month rental agreement.

Litigation

We are also involved in other litigation from time to time in the ordinary course of business. In the opinion of management, the outcome of such proceedings will not materially affect our financial position, results of operations or cash flows.